ACQUISITIONS AND FORECLOSURES (Park Forest Apartments - Oklahoma City, Oklahoma) (Details) (Park Forest Apartments - Oklahoma City, Oklahoma [Member], USD $)	0 Months Ended
Dec. 06, 2012
Park Forest Apartments - Oklahoma City, Oklahoma [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 2,000,000
Payment of acquisition fees	44,000
Acquisition fee, percentage	2.00%
Rental property:
Land	572,000
Buildings	1,389,000
Rental property	1,961,000
Acquired intangibles − in-place leases	88,000
Prepaid real estate insurance	14,000
Security deposits	(16,000)
Fair value assigned	$ 2,047,000